Cash flow information - Additional information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Non-cash investing and financing activities related to business acquisitions through accounts payables and contingent consideration	R$ 35,671
Non-cash investing and financing activities related to acquisition of investment in associates through accounts payables and contingent consideration	R$ 468,064